Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Revenue from Each Segment, Income from Operations

The following tables present the summary of each segment’s revenue, operating (loss) income which is considered as a segment operating performance measure, for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues:
Utility Products and Related Services	3,870,995	3,439,563	3,119,483	453,711
Mobile Entertainment	693,195	1,496,443	1,778,867	258,725
Others	460	38,751	83,355	12,123

Total consolidated revenues	4,564,650	4,974,757	4,981,705	724,559

Operating income (loss):
Utility Products and Related Services	843,518	979,447	1,034,968	150,530
Mobile Entertainment	(531,989)	(417,350)	(312,515)	(45,453)
Others	(17,828)	(41,901)	(170,113)	(24,742)

	293,701	520,196	552,340	80,335
Unallocated expenses(i)	(306,149)	(73,316)	(85,118)	(12,380)

Total consolidated operating (loss) income	(12,448)	446,880	467,222	67,955

(i)	Unallocated items include share-based compensation which are not allocated to segments.